Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 170,028	$ 164,957
Less: accumulated depreciation	(165,261)	(164,756)
Property and equipment, net	4,767	201
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	98,860	98,860
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,781	11,710
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 54,387	$ 54,387